June 16, 2005


Office for EDGAR and Information Analysis
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

Attention:  Office of Filings

Re:  Kobren Insight Funds (the "Registrant")

Dear Sir or Madam:

Please accept for filing on behalf of the above-referenced Registrant, this letter requesting that you please disregard the Form N-Q electronic submission, which was submitted on May 17, 2005 via the EDGAR System (Accession No. 0000935069-05-001169).

The financial printer erroneously submitted the above-referenced filing via the EDGAR System rather than the intended Form N-Q filing which will follow in a subsequent submission.


Any questions with respect to this filing should be directed to me at (617) 338-4391

Thank you for your attention.

Sincerely,


/S/ Tina Paine
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Tina Paine
Director, Regulatory Administration
PFPC Inc.
99 High Street
Boston, MA  02110